Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.30
Maximum Aggregate Offering Price	$ 3,900,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 538.59
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of the Registrant’s common stock.Calculated solely for purposes of the registration fee for this offering and in accordance with paragraph (h)(1) of Rule 457 of the Securities Act, on the basis of the average of the high and low prices of the Registrant’s shares of common stock as quoted on the Nasdaq Capital Market on November 14, 2025.